Investment	12 Months Ended
Dec. 31, 2023
Investment [Abstract]
INVESTMENT

NOTE 9 – INVESTMENT

At December 31, 2023 and 2022, investment consisted of the following:

	December 31,	December 31,
	2023	2022
Investment in associate	$	$
Hainan Free Flow Transportation Technology Co., Ltd.	-	126,923
Nanjing Antong Air Emergency Data Co., Ltd.	148,014	148,014
Nanjing Weida Electronic Technology Co., Ltd.	151,986	151,986
Beijing Wave Function	4,769,459	-
Yunnan Wave Function	3,165,196	-
Da Tong	616,717	-
	8,851,372	426,923
Less: impairment
Nanjing Antong Air Emergency Data Co., Ltd.	(148,014)	-
Nanjing Weida Electronic Technology Co., Ltd.	(151,986)	-
Beijing Wave Function	(4,163,024)	-
Yunnan Wave Function	(3,064,201)	-
Da Tong	(616,717)	-
	(8,143,942)	-
	$707,430	$426,923

In accordance with ASC Topic 323, the Company elected to measure such investments under the equity method, the Company records its proportionate share of the net income or loss of the associate in the consolidated statements of income (loss) and adjusts the carrying value of the investment on the balance sheet accordingly. Dividends received from the associate reduce the carrying amount of the investment. The Company evaluates its investment in associate for impairment when events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. If a decline in value is determined to be other-than-temporary, the investment is written down to its fair value, and an impairment loss is recognized in the consolidated statement of income (loss). The Company determined that the impairment was $8,143,942 and $nil as of December 31, 2023 and 2022.